Assets and Liabilities Held for Sale - Disclosure of Detailed Information about Assets and Liabilities Held for Sale (Detail) $ in Millions	Dec. 31, 2017 CAD ($)
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	$ 35
Liabilities related to assets held for sale	24
Working capital [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	1
Liabilities related to assets held for sale	1
Disposal of property, plant and equipment [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	34
Decommissioning liability [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Liabilities related to assets held for sale	$ 23